Analysis of Group statement of financial position by segment - Cash and cash equivalents (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash	£ 6,623	£ 5,581
Cash equivalents	4,067	4,484
Total cash and cash equivalents	10,690	10,065	£ 7,782	£ 6,409
Held centrally and available for general use by the Group	328	247
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	£ 10,362	£ 9,818
Pounds sterling
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	31.00%	38.00%
US dollars
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	28.00%	25.00%
Euro
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	24.00%	20.00%
Other
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	17.00%	17.00%